Gains and losses on disposal and main changes in scope of consolidation	6 Months Ended
Jun. 30, 2020
Gains and losses on disposal and main changes in scope of consolidation [abstract]
Gains and losses on disposal and main changes in scope of consolidation

Note 4    Gains and losses on disposal and main changes in scope of consolidation

4.1    Gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	June 30, 2020	June 30, 2019
Gains (losses) on disposal of fixed assets(1)	59	68
Gains (losses) on disposal of investments and activities	0	0
Gain (losses) on disposal of fixed assets, investments and activities	59	68

(1)	Including in 2020, 197 MEUR of transfer price and (139) MEUR of net book value of assets sold. Including in 2019, 131 MEUR of transfer price and (63) MEUR of net book value of assets sold.

4.2    Main changes in scope of consolidation

Squeeze-out offer on Business & Decision shares

On May 28, 2020, Orange Business Services launched a mandatory public buyout offer for all the shares of Business & Decision not yet held by the Group, representing 6.38% of the capital. .

This offer closed on July 8 and was followed by the effective delisting of Business & Decision shares on July 13, 2020.

At June 30, 2020, Orange holds 95.08 % of the capital following the purchase of the Business & Decision shares tendered as part of the public buyout offer on that date. A financial debt of 3 million euros was recognized in the financial statements as of June 30, 2020 reflecting the commitment to purchase the remaining shares to be transferred to the Group following Business & Decision delisting procedure.